RISK MANAGEMENT POLICIES - Concentration of loans and deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Loan balance	$ 3,765,478,226	$ 2,854,710,927
Deposit, Placement Balance	5,118,886,479	4,174,648,931
Liquidity risk
Interest rate risk
Loan balance	$ 4,215,351,096	$ 3,272,324,289
Loan, percentage to total portfolio	100.00%	100.00%
Deposit, Placement Balance	$ 5,118,886,479	$ 4,174,648,931
Deposits, percentage to total portfolio	100.00%	100.00%
Liquidity risk | 10 Largest Customer
Interest rate risk
Loan balance	$ 437,349,894	$ 317,353,626
Loan, percentage to total portfolio	10.40%	9.70%
Deposit, Placement Balance	$ 1,696,445,402	$ 1,480,893,552
Deposits, percentage to total portfolio	33.10%	35.50%
Liquidity risk | 50 following largest customers
Interest rate risk
Loan balance	$ 723,647,786	$ 502,058,690
Loan, percentage to total portfolio	17.20%	15.30%
Deposit, Placement Balance	$ 1,148,984,573	$ 904,392,054
Deposits, percentage to total portfolio	22.40%	21.70%
Liquidity risk | 100 following largest customers
Interest rate risk
Loan balance	$ 452,302,040	$ 355,376,585
Loan, percentage to total portfolio	10.70%	10.90%
Deposit, Placement Balance	$ 297,647,437	$ 229,830,414
Deposits, percentage to total portfolio	5.80%	5.50%
Liquidity risk | Rest of customers
Interest rate risk
Loan balance	$ 2,602,051,376	$ 2,097,535,388
Loan, percentage to total portfolio	61.70%	64.10%
Deposit, Placement Balance	$ 1,975,809,067	$ 1,559,532,911
Deposits, percentage to total portfolio	38.60%	37.40%